SUBSEQUENT EVENT (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 04, 2020	Aug. 06, 2019	Jan. 28, 2019
Subsequent Event [Line Items]
Dividends Payable		$ 3,502	$ 3,218
Dividends Payable, Date to be Paid		Sep. 03, 2019	Feb. 19, 2019
Dividends Payable, Date of Record		Aug. 19, 2019	Feb. 07, 2019
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable	$ 3,864
Dividends Payable, Date Declared	Feb. 04, 2020
Dividends Payable, Date to be Paid	Mar. 04, 2020
Dividends Payable, Date of Record	Feb. 18, 2020
Dividends Payable, Amount Per Share	$ 0.13